Servicing of Residential Loans - Significant Judgment and Key Economic Assumptions Used in Estimation of Fair Value of Servicing Rights (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2012
Forward Loans [Member]
Servicing Rights [Line Items]
Fair value of servicing rights carried at amortized cost	172,149	192,115	192,115	172,149	$ 229,900
Reverse Loans [Member]
Servicing Rights [Line Items]
Fair value of servicing rights carried at amortized cost	15,430	15,858	15,858	15,430	$ 15,700
Servicing Rights Carried at Amortized Cost [Member] | Forward Loans [Member]
Inputs and assumptions:
Weighted-average remaining life in years	5 years 6 months 0 days	5 years 3 months 18 days
Weighted-average stated borrower interest rate on underlying collateral	7.80%	7.83%
Weighted-average discount rate	12.16%	11.67%
Conditional prepayment rate	6.29%	7.05%
Conditional default rate	3.30%	3.89%
Servicing Rights Carried at Amortized Cost [Member] | Reverse Loans [Member]
Inputs and assumptions:
Weighted-average remaining life in years	3 years 3 months 18 days	2 years 9 months 18 days
Weighted-average stated borrower interest rate on underlying collateral	3.44%	3.22%
Weighted-average discount rate	15.00%	18.00%
Conditional repayment rate	23.45%	26.40%
Servicing Rights Carried at Fair Value [Member]
Inputs and assumptions:
Weighted-average remaining life in years	6 years 6 months	6 years 9 months 18 days	6 years 9 months 18 days
Weighted Average [Member] | Servicing Rights Carried at Fair Value [Member]
Inputs and assumptions:
Weighted-average stated borrower interest rate on underlying collateral	4.87%	5.20%	5.20%
Weighted-average discount rate	9.59%	9.76%	9.76%
Conditional prepayment rate	8.05%	7.06%	7.06%
Conditional default rate	2.44%	2.90%	2.90%	2.44%